6. Prepaid Expenses and Other Current Assets (March 2014 note)	12 Months Ended
Mar. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2014	2013
Prepaid insurance	$429,000	$332,000
Other prepaid expenses and other current assets	218,000	603,000
	$647,000	$935,000